Domini Social Investment Trust

532 Broadway, 9th Floor

New York, New York 10012

November 25, 2015

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	Post-Effective Amendment No. 50 to Registration Statement on Form N-1A

(File No. 33-29180 and 811-05823)

Ladies and Gentlemen:

On behalf of Domini Social Investment Trust, a Massachusetts business trust (the “Registrant”), we are hereby filing Post-Effective Amendment No. 50 to the registration statement on Form N-1A for the Registrant (the “Amendment”) under the Securities Act of 1933, as amended (the “1933 Act”).

The Amendment is being filed pursuant to Rule 485(b) under the 1933 Act, and is to be effective on November 30, 2015, for the purpose of updating performance and numeric information, and the financial statements of the series of the Registrant, responding to Staff comments, and for making other non-material changes. The Amendment does not contain disclosures that would render it ineligible to become effective pursuant to paragraph (b) of Rule 485.

Please call the undersigned at 212-217-1114 with any comments or questions relating to the filing.

Sincerely,

/s/ Megan L. Dunphy

Megan L. Dunphy